Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Equity Abstract
Shareholders' Equity
20.	SHAREHOLDERS’ EQUITY
Ordinary Shares
The authorized share capital consisted of 69,632,000,000 ordinary shares (previously 870,400,000 ordinary shares before the Share Subdivision as detailed in Note 1) at a par value of US$0.000000625 per share (previously US$0.00005 per share before the Share Subdivision as detailed in Note 1), of which 66,000,000,000 shares were designated as Class A ordinary shares, 2,832,000,000 as Class B ordinary shares, and 800,000,000 shares designated as preferred shares (previously 825,000,000 shares were designated as Class A ordinary shares, 35,400,000 as Class B ordinary shares, and 10,000,000 shares designated as preferred shares before the Share Subdivision as detailed in Note 1). The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by a holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares. The number of Class B ordinary shares transferred to Class A ordinary shares was nil, nil and 4,200,000 in the years ended December 31, 2018, 2019 and 2020, respectively.
As of December 31, 2020, there were 2,107,228,720 and 571,900,320 Class A and Class B ordinary shares outstanding (previously 26,340,359 and 7,148,754 Class A and Class B ordinary shares before the Share Subdivision as detailed in Note 1), respectively. As of December 31, 2019 and 2020, there were no preferred shares issued and outstanding.
On June 27, 2018, the Company announced a share repurchase program under which the Company proposed to acquire up to an aggregate of US$1.0 billion of its ordinary shares over the next 12 months in the open market or through privately negotiated transactions, depending on market conditions and in accordance with applicable rules and regulations.
On May 16, 2019, the Company announced a share repurchase program under which the Company proposed to acquire up to an aggregate of US$1.0 billion of its ordinary shares, effective until July 1, 2020 in the open market or through privately negotiated transactions, depending on market conditions and in accordance with applicable rules and regulations.
On May 13, 2020, the Company announced a share repurchase program (“2020 share repurchase program”) under which the Company proposed to acquire up to an aggregate of US$1.0 billion of its ordinary shares, effective until July 1, 2021 in the open market or through privately negotiated transactions, depending on market conditions and in accordance with applicable rules and regulations. In August 2020, the board of directors approved a change to the 2020 share repurchase program, increasing the repurchase authorization from US$1.0 billion to US$3.0 billion, and in December 2020, the repurchase authorization was further increased from US$3.0 billion to US$4.5 billion, which is effective through December 31, 2022.
The Company repurchased 16,573,200, 53,162,720 and 126,096,000 Class A ordinary shares (previously 207,165, 664,534 and 1,576,200 Class A ordinary shares before the Share Subdivision as detailed in Note 1) from the open market with an aggregate purchase price of RMB3.3 billion, RMB5.0 billion and RMB13.1 billion (US$2.0 billion) during the years ended December 31, 2018, 2019 and 2020. The repurchased shares were cancelled under Cayman Islands law upon repurchase and the difference between the par value and the repurchase price was debited to retained earnings.
Retained Earnings
In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Company’s PRC subsidiaries, being foreign invested enterprises established in China, are required to make appropriations to certain statutory reserves, namely a general reserve fund, an enterprise expansion fund, a staff welfare fund and a bonus fund, all of which are appropriated from net profit as reported in their PRC statutory accounts. Each of the Company’s PRC subsidiaries is required to allocate at least 10% of its after-tax
profits to a general reserve fund until such fund has reached 50% of its respective registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus funds are at the discretion of the Company’s subsidiaries.
In accordance with the China Company Laws, the Company’s VIEs must make appropriations from their after-tax
profits as reported in their PRC statutory accounts to
non-distributable
reserve funds, namely a statutory surplus fund, a statutory public welfare fund and a discretionary surplus fund. Each of the Company’s VIEs is required to allocate at least 10% of its after-tax
profits to the statutory surplus fund until such fund has reached 50% of its respective registered capital. Appropriations to the statutory public welfare fund and the discretionary surplus fund are made at the discretion of the Company’s VIEs.
General reserve and statutory surplus funds are restricted to set-off
against losses, expansion of production and operation and increasing registered capital of the respective company. Staff welfare and bonus fund and statutory public welfare funds are restricted to capital expenditures for the collective welfare of employees. The reserves are not allowed to be transferred to the Company in the form of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation.

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
PRC statutory reserve funds	626	806	123
Unreserved retained earnings	125,642	134,478	20,610

Total retained earnings	126,268	135,284	20,733

Under PRC laws and regulations, there are restrictions on the Company’s PRC subsidiaries and VIEs with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts of net assets restricted include paid in capital and statutory reserve funds of the Company’s PRC subsidiaries and the net assets of the VIEs in which the Company has no
legal ownership, totaling RMB40.8 billion and RMB45.0 billion (US$6.9 billion) as of December 31, 2019 and 2020, respectively.
Furthermore, cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.
Accumulated Other Comprehensive Income (Loss)
The changes in accumulated other comprehensive income (loss) by component, net of tax, were as follows:

	Foreign currency translation adjustment	Unrealized gains on available-for-sale investments	Total
	RMB	RMB	RMB
	(In millions)
Balance at December 31, 2017	(888)	1,818	930

Cumulative effect of accounting change *	—	(1,854)	(1,854)
Other comprehensive income before reclassification	114	4,117	4,231
Amounts reclassified from accumulated other comprehensive income	80	(2,171)	(2,091)

Net current-period other comprehensive income	194	92	286
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	(1,006)	—	(1,006)

Balance at December 31, 2018	(1,700)	1,910	210

Other comprehensive income before reclassification	207	1,981	2,188
Amounts reclassified from accumulated other comprehensive income	(989)	(2,689)	(3,678)

Net current-period other comprehensive loss	(782)	(708)	(1,490)
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	(102)	(1)	(103)

Balance at December 31, 2019	(2,584)	1,201	(1,383)

Other comprehensive income before reclassification	1,936	380	2,316
Amounts reclassified from accumulated other comprehensive income	—	(541)	(541)

Net current-period other comprehensive income (loss)	1,936	(161)	1,775
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	(192)	(1)	(193)

Balance at December 31, 2020	(840)	1,039	199

Balance at December 31, 2020, in US$	(129)	159	30

*
Adjustment of net unrealized gains related to
available-for-sale
equity investments from accumulated other comprehensive income to opening retained earnings as a result of the adoption of ASU 2016-13 on January 1, 2018.

The amounts reclassified out of accumulated other comprehensive income represent realized foreign currency translation adjustments, which mainly arise from the disposal of partial interests in Trip and realized gains on the sales of available-for-sale
investments, which were recorded in “Others, net” in the consolidated statements of comprehensive income (loss). The amounts reclassified were determined on the basis of specific identification. Losses on intracompany foreign currency transactions that are of a long-term-investment nature in the amount of nil, nil and RMB1.2 billion (US$189 million) were included in the foreign currency translation adjustment for the years ended December 31, 2018, 2019 and 2020, respectively.
In October 2019, the Company completed a partial disposal of its investment in Trip and the corresponding accumulated other comprehensive income of RMB989 million was reclassified to income and recorded as “Others, net” in the consolidated statement of comprehensive loss for the year ended December 31, 2019.
The following table sets forth the tax benefit (expense) allocated to each component of other comprehensive income (loss) for the years ended December 31, 2018, 2019 and 2020:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
	(In millions)
Unrealized gains on available-for-sale investments
Other comprehensive income before reclassification	(409)	(280)	(59)	(9)
Amounts reclassified from accumulated other comprehensive income	328	402	83	13

Net current-period other comprehensive income (loss)	(81)	122	24	4